Income Taxes (Summary Of Deferred Tax Assets And Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Property costs	$ 1,692	$ 6,456
Asset retirement obligations	465	5,844
Employee benefits	9,712	3,090
Other deferred tax assets	8,995	6,389
Total gross deferred tax assets	20,864	21,779
Net deferred tax assets	20,864	21,779
Accumulated depreciation and amortization	(133,535)	(129,256)
State deferred taxes	(16,855)	(16,423)
Other deferred tax liabilities	(8,837)	(11,694)
Total gross deferred tax liabilities	(159,227)	(157,373)
Net deferred tax liabilities	$ (138,363)	$ (135,594)